Land use rights, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Land use rights, net
Cost		¥ 1,352,963			¥ 1,688,966
Less: Accumulated amortization		(50,094)			(86,058)
Land use rights, net		1,302,869		$ 246,362	1,602,908
Amortization expenses	¥ 35,964	23,310	¥ 12,780
Title certificates for land use right with carrying value not obtained		¥ 11,239			¥ 36,998
Land use rights | Maximum
Land use rights, net
Lease term (in years)	50 years